Investments - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments
Group recorded impairment loss other expense	¥ 78,462,371	¥ 33,653,746	¥ 28,088,491
Equity securities without readily determinable fair value, upward price adjustment	¥ 0	¥ 0	¥ 8,571,429